Financing Obligation - Summary of Financing Obligation (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule Of Financing Obligation [Abstract]
Amortization of financing obligation assets	$ 215
Interest on financing liabilities	475
Total financing obligations	$ 690